Income Taxes - Components of pre-tax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Pre-tax loss	$ (200,776)	$ (236,513)	$ (285,223)
U.K.
Income Taxes
Pre-tax loss	(199,032)	(222,043)	(211,944)
U.S.
Income Taxes
Pre-tax loss	3,733	(11,880)	(58,054)
Other
Income Taxes
Other loss	$ (5,477)	$ (2,590)	$ (15,225)